Right-of-use assets (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Right-of-use assets
Opening amount	SFr 330,332	SFr 357,613
Depreciation charge	(74,014)	(280,593)
Effect of lease modifications	23,940	253,312
Disposals	(7,408)
Assets transferred to Neurosterix Pharma Srl	(231,272)
Closing amount	41,578	330,332	SFr 357,613
Cash outflow for leases	100,000	300,000
Research and development expense
Right-of-use assets
Depreciation charge	(100,000)	(200,000)	(200,000)
General and administration expense
Right-of-use assets
Depreciation charge	0	(100,000)	(100,000)
Cost
Right-of-use assets
Opening amount	1,738,704
Closing amount	111,642	1,738,704
Decrease in right of use assets	(1,627,062)
Accumulated depreciation
Right-of-use assets
Opening amount	(1,408,372)
Closing amount	(70,064)	(1,408,372)
Properties
Right-of-use assets
Opening amount	328,524	353,097
Depreciation charge	(73,337)	(277,885)
Effect of lease modifications	23,940	253,312
Disposals	(7,408)
Assets transferred to Neurosterix Pharma Srl	(230,141)
Closing amount	41,578	328,524	353,097
Properties | Cost
Right-of-use assets
Opening amount	1,725,162
Closing amount	111,642	1,725,162
Properties | Accumulated depreciation
Right-of-use assets
Opening amount	(1,396,638)
Closing amount	(70,064)	(1,396,638)
Equipment
Right-of-use assets
Opening amount	1,808	4,516
Depreciation charge	(677)	(2,708)
Assets transferred to Neurosterix Pharma Srl	(1,131)
Closing amount		1,808	SFr 4,516
Equipment | Cost
Right-of-use assets
Opening amount	13,542
Closing amount		13,542
Equipment | Accumulated depreciation
Right-of-use assets
Opening amount	SFr (11,734)
Closing amount		SFr (11,734)